Business And Summary Of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Ranges Of Estimated Useful Lives	The ranges of estimated useful lives are as follows:

Years
Buildings	25-40
Land improvements	20
Machinery and equipment	5-20
Furniture and fixtures	5-10

Schedule Of Estimated Useful Lives For Each Major Category Of Amortizable Intangible Assets	The estimated useful lives for each major category of amortizable intangible assets are:

Years
Patents	20
Trade name	5-10
Technology and know-how	5-9
Customer related intangible	5-14